CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,188	$ 1,096
Accounts receivable	5,430	6,213
Inventories	5,293	5,012
Deferred taxes and other current assets	2,314	2,132
Total current assets	14,225	14,453
Long-term investments and receivables	1,115	991
Deferred taxes, deferred charges and other assets	112	142
Property, plant and equipment, net	6,082	5,947
Identifiable intangible assets, net	8,978	10,316
Goodwill	18,369	18,293
Total assets	48,881	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	889	3,749
Convertible senior debentures-short term	531	531
Sales reserves and allowances	4,603	4,428
Accounts payable and accruals	3,022	3,572
Other current liabilities	960	1,396
Total current liabilities	10,005	13,676
Long-term liabilities:
Deferred income taxes	2,041	2,610
Other taxes and long term payables	1,317	1,277
Senior notes and loans	12,625	10,236
Total long term liabilities	15,983	14,123
Total liabilities	25,988	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,432	13,374
Retained earnings	12,542	11,284
Accumulated other comprehensive loss	(684)	(589)
Treasury shares	(2,589)	(1,924)
Stockholders' equity attributable to Teva shareholders	22,751	22,195
Non-controlling interests	142	148
Total equity	22,893	22,343
Total liabilities and equity	$ 48,881	$ 50,142